BANK LOANS (Details Narrative) ¥ in Millions				12 Months Ended
	Jul. 17, 2020 USD ($)	Jul. 17, 2020 CNY (¥)	May 11, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 CNY (¥)	Jul. 17, 2020 CNY (¥)
Short-term Debt [Line Items]
Operating Lease, Right-of-Use Asset				$ 5,170,395		$ 5,123,898
Repayments of Debt				400,000
Loans Payable, Current				796,416
Interest expense				460,905		239,326	$ 209,842
Capitalized interest				145,620		$ 0
RMB [Member]
Short-term Debt [Line Items]
Repayments of Debt | ¥					¥ 2.5
Loans Payable, Current				$ 7,400,000				¥ 47.5
Dongguan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Proceeds from loan	$ 7,700,000
Debt description	The loans have terms of eight years with a maturity date on July 16, 2028. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points.	The loans have terms of eight years with a maturity date on July 16, 2028. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus 1.405 basis points.
Dongguan Rural Commercial Bank [Member] | RMB [Member]
Short-term Debt [Line Items]
Proceeds from loan | ¥		¥ 50.0
U.S. Small Business Administration [Member] | Paycheck Protection Program Loan (PPP) [Member]
Short-term Debt [Line Items]
Proceeds from loan			$ 73,300
Debt description			The interest rate on this loan is 1% per annum and any portion of the principal and accrued interest that is not forgiven is required to be repaid by May 11, 2022.
U.S. Small Business Administration [Member] | Paycheck Protection Program Loan (PPP) [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt interest			100.00%
Meijia [Member]
Short-term Debt [Line Items]
Loans and Leases Receivable, Collateral for Secured Borrowings	$ 4,600,000
Meijia [Member] | Mr Silong Chen [Member]
Short-term Debt [Line Items]
Loans and Leases Receivable, Collateral for Secured Borrowings	3,100,000
Meijia [Member] | Land [Member]
Short-term Debt [Line Items]
Operating Lease, Right-of-Use Asset	2,100,000
Meijia [Member] | Building [Member]
Short-term Debt [Line Items]
Operating Lease, Right-of-Use Asset	$ 5,700,000
Meijia [Member] | RMB [Member]
Short-term Debt [Line Items]
Loans and Leases Receivable, Collateral for Secured Borrowings | ¥									¥ 30.0
Meijia [Member] | RMB [Member] | Mr Silong Chen [Member]
Short-term Debt [Line Items]
Loans and Leases Receivable, Collateral for Secured Borrowings | ¥									¥ 20.0